Condensed Consolidated Statement Of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (5,278,527)	$ (6,580,876)
(Income) loss from discontinued operations	(1,696,421)	1,636,834
Loss from continuing operations	(6,974,948)	(4,944,042)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,479,325	3,554,154
Asset impairment losses	613,120
Loss on extinguishment of debt	1,145,657	537,938
Amortization of deferred loan costs	993,789	312,474
Non-cash stock compensation	1,439,645
Gain on bargain purchase	(6,900,000)
Income from unconsolidated joint venture	(41,674)	(41,277)
Accrued interest income - related party	(65,214)	(57,263)
Net changes in assets and liabilities:
Restricted cash and lender reserves	(1,151,849)	790,231
Prepaid expenses and other assets	(37,151)	(1,019,706)
Accounts payable and accrued expenses	402,257	1,844,111
Due to related parties	(82,598)	265,570
Security deposits and deferred rent	550,722	60,985
Net cash (used in) provided by operating activities - continuing operations	(1,628,919)	1,303,175
Net cash provided by operating activities - discontinued operations	701,743	1,722,295
Net cash (used in) provided by operating activities	(927,176)	3,025,470
Cash flows from investing activities:
Cash distributions received from unconsolidated joint venture	173,972	401,346
Proceeds from sale of real estate assets		844,500
Consolidation of variable interest entity	147,679
Purchase of business	(62,178,000)
Purchase of real estate loan	(1,450,000)
Purchase of real estate assets	(1,815,012)	(1,177,691)
Net cash (used in) provided by investing activities - continuing operations	(65,121,361)	68,155
Net cash provided by (used in) investing activities - discontinued operations	5,678,100	(432,129)
Net cash (used in) investing activities	(59,443,261)	(363,974)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs	54,492,398
Borrowings under secured mortgage indebtedness	49,000,000	26,400,000
Borrowings under secured revolving credit facility	13,000,000
Payments under mortgage indebtedness	(39,811,617)	(27,505,902)
Payments of deferred loan costs	(2,393,531)	(1,285,343)
Payments for redemption of noncontrolling interests	(3,757,500)
Payments of prepayment for early extinguishment of debt	(1,014,036)	(269,479)
Distributions to stockholders and unitholders	(3,270,705)
Due to (from) related parties	157,753	(722,162)
Contributions from noncontrolling interest		74,022
Distributions to noncontrolling interest		(60,667)
Distributions to partners and members		(2,018,332)
Capital contributions from partners and members		2,531,338
Cash acquired from recapitalization		23,171
Recapitalization costs		(867,671)
Proceeds received from private placement		2,675,000
Net cash provided by (used in) financing activities - continuing operations	66,402,762	(1,026,025)
Net cash (used in) financing activities - discontinued operations	(4,136,199)	(722,139)
Net cash provided by (used in) financing activities	62,266,563	(1,748,164)
Net change in cash and cash equivalents	1,896,126	913,332
Cash and cash equivalents at beginning of period	4,898,048	646,122
Cash and cash equivalents at end of period	6,794,174	1,559,454
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest, net of capitalized interest of $145,000 and $262,000, respectively.	5,768,070	4,145,798
Non-Cash Investing & Financing Activities:
Dividends payable	1,240,036
Stock dividend to common stockholders		762,124
Transfer preferred shares/units to permanent equity	46,250,134
Note payable issued as consideration for purchase of business	98,322,000
Stock issued for consideration of business acquisition	3,318,315
Offering costs included in accounts payable	164,291
Transfer preferred shares/units to temporary equity		37,696,104
Reclassification of loan from real estate loans to land and improvements		11,000,000
Payable for the redemption of noncontrolling interest		7,657,500
Non cash distribution of accounts receivables to partners and members		645,114
Net assets acquired from recapitalization		$ 266,170